UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2020

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2020 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.6%
Canada | 4.1%
CAE, Inc.	94,635	$1,196,303
Canadian National Railway Co.	25,668	2,006,857
Dollarama, Inc.	73,315	2,033,836
National Bank of Canada	60,995	2,357,364
		7,594,360
China | 3.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	9,945	1,934,104
Tencent Holdings, Ltd.	83,300	4,061,839
		5,995,943
Germany | 3.3%
Merck KGaA	14,564	1,510,177
Symrise AG	26,276	2,488,481
Teamviewer AG (*)	49,800	1,992,741
		5,991,399
Hong Kong | 4.1%
AIA Group, Ltd.	389,400	3,503,160
China Gas Holdings, Ltd.	562,000	1,949,003
Hang Seng Bank, Ltd.	121,000	2,061,683
		7,513,846
Israel | 1.1%
Bank Leumi Le-Israel BM	376,393	2,081,128
Japan | 3.3%
Kansai Paint Co., Ltd.	83,500	1,592,189
Nintendo Co., Ltd.	6,400	2,468,441
Yamaha Corp.	51,600	2,011,453
		6,072,083
Netherlands | 4.0%
NXP Semiconductors NV	20,430	1,694,260
Wolters Kluwer NV	79,758	5,670,776
		7,365,036
South Africa | 0.9%
Distell Group Holdings, Ltd.	215,916	939,982
Sanlam, Ltd.	257,081	733,311
		1,673,293
South Korea | 1.2%
LG Household & Health Care, Ltd.	2,429	2,222,006
Sweden | 3.2%
Assa Abloy AB, Class B	74,347	1,405,528
Epiroc AB, Class A	250,555	2,483,855
Hexagon AB, B Shares	45,178	1,927,003
		5,816,386
Description	Shares	Fair Value
Switzerland | 4.5%
ABB, Ltd.	120,543	$2,119,453
Alcon, Inc. (*)	23,319	1,190,016
Novartis AG	34,318	2,836,212
Partners Group Holding AG	2,955	2,043,916
		8,189,597
Taiwan | 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	52,695	2,518,294
United Kingdom | 13.2%
Bunzl PLC	54,967	1,108,295
Coca-Cola European Partners PLC	58,255	2,186,310
Compass Group PLC	121,952	1,905,453
Diageo PLC	120,513	3,859,872
Prudential PLC	155,584	1,986,035
RELX PLC	177,307	3,815,735
Tesco PLC	1,444,355	4,090,070
Unilever PLC	101,820	5,140,235
		24,092,005
United States | 50.0%
Accenture PLC, Class A	23,134	3,776,857
Alphabet, Inc., Class A (*)	4,358	5,063,778
AmerisourceBergen Corp.	35,082	3,104,757
Aon PLC	29,330	4,840,623
Boston Scientific Corp. (*)	80,365	2,622,310
Cisco Systems, Inc.	54,645	2,148,095
Dollar General Corp.	18,365	2,773,299
Honeywell International, Inc.	11,675	1,561,998
Intercontinental Exchange, Inc.	46,950	3,791,213
IQVIA Holdings, Inc. (*)	37,055	3,996,752
Johnson & Johnson	35,516	4,657,213
Kimberly-Clark Corp.	21,579	2,759,307
Lowe’s Cos., Inc.	18,666	1,606,209
McDonald’s Corp.	18,675	3,087,911
Microsoft Corp.	37,509	5,915,544
Motorola Solutions, Inc.	25,510	3,390,789
Palo Alto Networks, Inc. (*)	9,630	1,578,935
PTC, Inc. (*)	52,160	3,192,714
Rockwell Automation, Inc.	12,490	1,884,866
S&P Global, Inc.	12,400	3,038,620
Texas Instruments, Inc.	26,423	2,640,450
The Coca-Cola Co.	104,025	4,603,106
The Procter & Gamble Co.	30,580	3,363,800
Thermo Fisher Scientific, Inc.	21,945	6,223,602
Visa, Inc., Class A	27,655	4,455,774

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2020 (unaudited)

Description	Shares	Fair Value
Zoetis, Inc.	46,790	$5,506,715
		91,585,237
Total Common Stocks (Cost $169,137,196)		178,710,613
Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 17.8%
Brazil | 3.7%
Brazil NTN-B:
6.00%, 05/15/21	1,260	$849,110
6.00%, 05/15/23	3,690	2,571,988
Brazil NTN-F:
10.00%, 01/01/27	7,396	1,612,988
10.00%, 01/01/29	7,960	1,744,972
		6,779,058
Dominican Republic | 2.7%
Dominican Republic Bonds:
15.95%, 06/04/21 (#)	33,300	652,839
16.95%, 02/04/22 (#)	43,800	891,279
8.90%, 02/15/23 (#)	130,000	2,195,460
10.50%, 04/07/23 (#)	65,400	1,157,838
		4,897,416
Egypt | 5.7%
Egypt Government Bonds, 14.40%, 09/10/29	27,500	1,757,825
Egypt Treasury Bills:
0.00%, 05/12/20	123,150	7,681,775
0.00%, 05/26/20	16,225	1,008,558
		10,448,158
Indonesia | 0.7%
Indonesia Government Bonds, 8.375%, 09/15/26	20,166,000	1,266,712
Malaysia | 3.8%
Malaysia Government Bonds, 3.62%, 11/30/21	29,340	6,896,258
Russia | 0.5%
Russia Government Bonds - OFZ, 7.95%, 10/07/26	72,920	990,928
South Africa | 0.7%
Republic of South Africa, 10.50%, 12/21/26	21,800	1,253,771
Total Foreign Government Obligations (Cost $35,425,629)		32,532,301
Description	Shares	Fair Value
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58% (7 day yield) (Cost $2,797,712)	2,797,712	$2,797,712
Total Investments | 116.9% (Cost $207,360,537) (»)		$214,040,626
Liabilities in Excess of Cash and Other Assets | (16.9)%		(31,009,297)
Net Assets | 100.0%		$183,031,329

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2020 (unaudited)

Forward Currency Contracts open at March 31, 2020

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	1,246,000	USD	856,500	BNP	07/20/20	$—	$89,936
AUD	3,393,608	USD	2,025,000	BNP	07/20/20	62,816	—
AUD	3,632,000	USD	2,496,637	BNP	07/20/20	—	262,157
BRL	146,500	USD	35,627	BNP	05/18/20	—	7,519
BRL	731,224	USD	181,607	CIT	05/18/20	—	41,312
BRL	2,255,292	USD	560,126	CIT	05/18/20	—	127,416
CLP	984,906,700	USD	1,251,152	BNP	05/14/20	—	99,114
CNY	9,398,225	USD	1,325,000	HSB	09/04/20	—	3,187
CNY	26,953,400	USD	3,800,000	HSB	09/04/20	—	9,139
CZK	15,339,000	USD	674,320	CIT	06/08/20	—	56,629
CZK	34,730,000	USD	1,526,770	CIT	06/08/20	—	128,217
CZK	17,042,000	USD	748,981	SCB	06/08/20	—	62,712
CZK	17,346,000	USD	700,000	SCB	06/08/20	—	1,489
CZK	38,286,000	USD	1,682,637	SCB	06/08/20	—	140,887
HUF	1,006,141,000	USD	3,077,637	CIT	06/29/20	4,801	—
HUF	563,947,825	USD	1,855,000	JPM	05/05/20	—	129,483
IDR	3,932,600,000	USD	273,382	JPM	05/14/20	—	33,538
IDR	10,263,503,000	USD	713,486	JPM	05/14/20	—	87,529
IDR	11,025,325,000	USD	766,446	JPM	05/14/20	—	94,026
IDR	36,435,720,000	USD	2,532,897	JPM	05/14/20	—	310,730
ILS	3,974,000	USD	1,154,461	CIT	04/23/20	—	31,618
INR	485,806,488	USD	6,669,501	CIT	08/05/20	—	390,295
KES	30,681,670	USD	288,769	CIT	04/27/20	2,003	—
KES	86,909,530	USD	817,972	CIT	04/27/20	5,674	—
KRW	2,716,541,700	USD	2,283,000	HSB	05/06/20	—	52,092
KZT	1,302,114,800	USD	3,342,999	SCB	07/10/20	—	569,454
MXN	17,152,252	USD	884,000	CIT	04/30/20	—	163,857
MXN	31,405,180	USD	1,640,000	CIT	04/30/20	—	321,443
MXN	7,573,400	USD	380,000	HSB	04/30/20	—	62,028
MXN	14,141,000	USD	723,436	HSB	04/30/20	—	129,721
MXN	19,431,750	USD	975,000	HSB	04/30/20	—	159,152
MXN	40,501,000	USD	2,071,980	HSB	04/30/20	—	371,533
PEN	4,994,578	USD	1,488,475	JPM	05/06/20	—	35,197
PEN	14,761,541	USD	4,399,207	JPM	05/06/20	—	104,026
PHP	55,415,440	USD	1,062,820	JPM	06/30/20	8,850	—
PLN	17,688,489	USD	4,458,540	JPM	08/31/20	—	182,495
RUB	113,866,500	USD	1,675,000	CIT	11/09/20	—	264,905
RUB	186,386,237	USD	2,736,146	CIT	11/09/20	—	427,985
RUB	78,261,000	USD	1,140,000	HSB	11/09/20	—	170,835
SGD	1,393,000	USD	1,018,535	SCB	04/17/20	—	38,255
SGD	4,066,000	USD	2,972,983	SCB	04/17/20	—	111,661
SGD	3,463,143	USD	2,502,000	SCB	08/14/20	—	60,983
THB	24,625,960	USD	816,240	HSB	05/21/20	—	65,715
THB	70,164,200	USD	2,325,628	HSB	05/21/20	—	187,236
TRY	5,572,720	USD	820,000	CIT	09/28/20	—	20,939
TRY	2,416,000	USD	366,460	HSB	07/02/20	—	10,642

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2020 (unaudited)

Forward Currency Contracts open at March 31, 2020 (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TRY	5,605,000	USD	850,168	HSB	07/02/20	$—	$24,690
USD	1,693,513	AUD	2,492,000	BNP	07/20/20	160,385	—
USD	4,936,469	AUD	7,264,000	BNP	07/20/20	467,510	—
USD	238,000	BRL	979,013	CIT	05/18/20	50,162	—
USD	301,000	BRL	1,238,164	CIT	05/18/20	63,441	—
USD	1,681,000	BRL	7,416,572	JPM	05/18/20	258,024	—
USD	1,738,786	BRL	8,750,091	JPM	05/18/20	59,955	—
USD	86,072	CZK	1,992,000	CIT	06/08/20	5,855	—
USD	318,307	CZK	7,340,000	CIT	06/08/20	22,730	—
USD	424,000	CZK	9,787,616	CIT	06/08/20	29,860	—
USD	721,785	CZK	16,644,000	CIT	06/08/20	51,543	—
USD	961,000	CZK	22,183,724	CIT	06/08/20	67,677	—
USD	295,771	CZK	6,708,000	SCB	06/08/20	25,645	—
USD	638,809	CZK	14,488,000	SCB	06/08/20	55,388	—
USD	1,839,753	EGP	30,102,957	CIT	08/11/20	31,525	—
USD	1,163,911	ILS	3,974,000	JPM	04/23/20	41,069	—
USD	1,035,000	KZT	401,010,750	SCB	07/10/20	180,835	—
USD	1,998,000	THB	61,538,400	HSB	05/21/20	122,496	—
USD	377,428	TRY	2,416,000	SCB	07/02/20	21,611	—
USD	875,614	TRY	5,605,000	SCB	07/02/20	50,136	—
USD	1,052,337	UYU	44,071,880	CIT	04/03/20	28,605	—
USD	1,902,000	UYU	74,786,640	CIT	04/03/20	164,804	—
USD	1,062,839	UYU	45,064,382	CIT	05/29/20	32,659	—
USD	1,266,823	ZAR	22,511,450	SCB	09/28/20	34,495	—
UYU	36,580,200	USD	820,000	CIT	06/29/20	10,236	—
UYU	13,447,544	USD	356,000	HSB	05/29/20	—	48,587
UYU	31,616,838	USD	837,000	HSB	05/29/20	—	114,233
UYU	118,858,520	USD	3,124,567	JPM	04/03/20	—	363,638
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,120,790	$6,168,235

Currency Abbreviations:
AUD — Australian Dollar	ILS — Israeli Shekel	PLN — Polish Zloty
BRL — Brazilian Real	INR — Indian Rupee	RUB — Russian Ruble
CLP — Chilean Peso	KES — Kenyan Shilling	SGD — Singapore Dollar
CNY — Chinese Renminbi	KRW — South Korean Won	THB — Thai Baht
CZK — Czech Koruna	KZT — Kazakhstan Tenge	TRY — New Turkish Lira
EGP — Egyptian Pound	MXN — Mexican New Peso	USD — United States Dollar
HUF — Hungarian Forint	PEN — Peruvian New Sol	UYU — Uruguayan Peso
IDR — Indonesian Rupiah	PHP — Philippine Peso	ZAR — South African Rand

Counterparty Abbreviations:
BNP — BNP Paribas SA	HSB — HSBC Bank USA NA	SCB — Standard Chartered Bank
CIT — Citibank NA	JPM — JPMorgan Chase Bank NA

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2020 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2020 these securities amounted to 2.7% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):
Aerospace & Defense	0.7%
Banks	3.6
Beverages	6.3
Building Products	0.8
Capital Markets	4.8
Chemicals	2.2
Communications Equipment	3.0
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	1.1
Entertainment	1.3
Food & Staples Retailing	2.2
Gas Utilities	1.1
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	2.7
Household Products	3.3
Industrial Conglomerates	0.9
Insurance	6.0
Interactive Media & Services	5.0
Internet & Direct Marketing Retail	1.1
IT Services	4.5
Leisure Products	1.1
Life Sciences Tools & Services	5.6
Machinery	1.4
Multiline Retail	2.6
Personal Products	4.0
Pharmaceuticals	7.9
Professional Services	5.2
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	3.7
Software	6.9
Specialty Retail	0.9
Trading Companies & Distributors	0.6
Subtotal	97.6
Foreign Government Obligations	17.8
Short-Term Investments	1.5
Total Investments	116.9%

† Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information ab out the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 22, 2020

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 22, 2020